Debt And Other Long-Term Liabilities (Schedule Of Interest Expense Related To Notes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt, Unclassified [Abstract]
Contractual interest expense	$ 8,000	$ 8,000	$ 8,000
Amortization of debt discount	7,109	6,551	6,037
Total interest expense related to the notes	$ 15,109	$ 14,551	$ 14,037